Average Annual Total Returns - AMG GW&K Municipal Enhanced Yield Fund	Apr. 24, 2021
Class I
Average Annual Return:
1 Year	6.31%
5 Years	5.50%
10 Years	6.73%
Since Inception		[1]
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	5.95%
5 Years	4.90%
10 Years	6.28%
Since Inception		[1]
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.91%
5 Years	4.61%
10 Years	5.92%
Since Inception		[1]
Class N
Average Annual Return:
1 Year	5.95%
5 Years	5.08%
10 Years	6.28%
Since Inception		[1]
Class Z
Average Annual Return:
1 Year	6.37%
5 Years
10 Years
Since Inception	6.66%	[1]
Inception Date	Feb. 24, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on February 24, 2017.